Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2025
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	$ 1,362,005	$ 1,218,948	$ 1,146,984	$ 1,413,714	$ 990,648	$ 1,032,348	$ 1,068,078	$ 1,069,399	$ 905,950	$ 1,000,000	$ 1,522,144
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	13,420	12,026	11,344	13,992	9,815	10,255	10,618	10,658	9,040	10,000	$ 14,972
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Shares
Accumulated Value	13,124	11,789	11,147	13,779	9,692	10,161	10,546	10,609	9,018	10,000	$ 14,610
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index
Accumulated Value	1,388,103	1,233,343	1,212,139	1,622,348	1,151,381	1,191,759	1,177,537	1,088,279	879,449	1,000,000	$ 1,600,290
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index
Accumulated Value	13,881	12,333	12,121	16,223	11,514	11,918	11,775	10,883	8,794	10,000	$ 16,003
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index
Accumulated Value	$ 13,881	$ 12,333	$ 12,121	$ 16,223	$ 11,514	$ 11,918	$ 11,775	$ 10,883	$ 8,794	$ 10,000	$ 16,003